Description of Business (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. Description of Business
FTC Solar, Inc. (the “Company”, “we”, “our”, or “us”) was founded in 2017 and is incorporated in the state of Delaware. We are a global provider of advanced solar tracker systems, supported by proprietary software and value-added engineering services. Our mission is to provide differentiated products, software and services that maximize energy generation and cost savings for our customers, and to help facilitate the continued growth and adoption of solar power globally. Trackers significantly increase the amount of solar energy produced at a solar installation by moving solar panels throughout the day to maintain an optimal orientation relative to the sun. Our tracker systems are currently marketed under the Voyager brand name (“Voyager Tracker” or “Voyager”). Voyager is a next-generation two-panel in-portrait single-axis tracker solution that we believe offers industry-leading performance and ease of installation. We are a team of dedicated renewable energy professionals focused on delivering cost reductions to our clients across the solar project development and construction cycle. With significant US and worldwide project installation experience, our differentiated offerings drive value for solar solutions spanning a range of applications including ground mount, tracker, canopy, and rooftop. The Company is headquartered in Austin, Texas and has subsidiaries in Australia, India, Singapore, and South Africa.
Initial Public Offering and Related Transaction
The Company’s common stock began trading on the Nasdaq Stock Exchange on April 28, 2021, under the symbol “FTCI” and on April 30, 2021, the Company completed its Initial Public Offering (“IPO”). In connection with the IPO, the Company issued and sold 19,840,000 shares of its common stock at a public offering price of $13.00 per share.
Prior to the completion of the IPO, the Board of Directors and Stockholders approved an approximately 8.25-for-1 forward stock split (the “Forward Stock Split”) of the Company’s shares of common stock which became effective on April 28, 2021.
The Company received aggregate proceeds of $241.2 million from the IPO, net of the underwriting discount and commissions and before offering costs and used $54.2 million to purchase and retire an aggregate of 4,455,384 shares of our common stock, some of which resulted from the settlement of certain vested Restricted Stock Units (“RSUs”) and the exercise of certain options in connection with the IPO at the IPO price less underwriting discounts and commissions
Offering costs, including legal, accounting, printing and other IPO-related costs, were reclassified to Additional paid-in capital and recorded against the proceeds from the offering during the quarter ended June 30, 2021.
JOBS Act Accounting Election
We are an emerging growth company, as defined in the Jumpstart Our Business Startups (JOBS) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards until such time as those standards apply to private companies. Accordingly, we have elected to use the extended transition period to adopt new or revised accounting standards.

1. Description of Business
FTC Solar, Inc. (the “Company”, “we”, “our”, or “us”) was founded in 2017 and is incorporated in the state of Delaware. The Company is a team of dedicated renewable energy professionals focused on delivering cost reductions to our clients across the solar project development and construction cycle. With significant US and worldwide project installation experience, our differentiated offerings drive value for solar solutions spanning a range of applications including ground mount, tracker, canopy, and rooftop. The Company is headquartered in Austin, Texas and has subsidiaries in Australia, India, and Singapore.
On January 13, 2017, the Company entered into an asset purchase agreement with SunEdison Utility Holdings, Inc. (“Seller”) to purchase all assets of the Seller, in addition to assuming any liabilities, for a total transaction price of $6 million. SunEdison discontinued its operations and filed for bankruptcy prior to the acquisition date. The assets purchased as part of this acquisition were spun off from SunEdison. As a result of the acquisition, the Company acquired intangible assets in the form of developed technology (AP90 Tracker) and software, and inventory. In connection with the acquisition, the Company was formed in 2017 by the management team behind the AP90 tracker, a first-generation tracker based on a one-panel in-portrait, linked-row design. The management team utilized their design and construction experience, and their experience with installing and operating other competitive tracking solutions, to create the next-generation Voyager Tracker, which achieved product certification in 2019.